Investments in Equity Method Investees (Details) - USD ($)		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 05, 2020
Investment Company, Financial Highlights [Abstract]
Investment amount				$ 1,217,039
Partnership interest percentage				28.00%
Investment loss		$ 13,758	$ 25,622
Investors and acquired percentage	47.00%
Cash consideration	$ 708,129